Reverse Merger (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Reverse Merger [Line Items]
Preferred stock, shares authorized	300,000,000	55,550,158
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares outstanding	57,542,113	39,901,782
Common stock held by stockholders	2,166,667
Compensation amount (in Dollars) | $	$ 473	$ 112
Conversion ratio	25.837283
Conversion shares	44,247,429
Aggregate purchase of common stock	5,752,566
Reserve shares	242,457,887
Common stock shares issued	57,542,113	39,901,782
Gross proceed (in Dollars) | $	$ 28,847
Initial offering cost (in Dollars) | $	4,200
Offering cost (in Dollars) | $	$ 4,200
A Warrants [Member]
Reverse Merger [Line Items]
Warrant purchase shares	829,730
Warrant exercise price (in Dollars per share) | $ / shares	$ 3
B Warrants [Member]
Reverse Merger [Line Items]
Warrant purchase shares	166,667
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.0001
Stockholders [Member]
Reverse Merger [Line Items]
Forfeited shares	2,833,333
Common stock, shares outstanding	5,000,000
Advisor Shares [Member]
Reverse Merger [Line Items]
Common stock shares issued	83,333
Private Placement Ofering [Member]
Reverse Merger [Line Items]
Sale of stock	11,012,387
Purchase price (in Dollars per share) | $ / shares	$ 3
Gross proceed (in Dollars) | $	$ 33,000
2018 Equity Incentive Plan [Member]
Reverse Merger [Line Items]
Compensation amount (in Dollars) | $	$ 200
2025 Equity Incentive Plan [Member]
Reverse Merger [Line Items]
Reserve shares	10,752,566
Exercise shares	5,752,566